Related Party Transactions - Summary of Activities with Affiliates of the Non Controlling Shareholders (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Prepaid R&D expenses	$ 55	$ 11
Accounts payable	167	118
Accrued liabilities	250	168
Amounts paid	515	2,881	$ 670
R&D expense recognized	$ 520	$ 271	$ 1,920